Share-based payments reserve (Details) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2025	Nov. 30, 2024
IfrsStatementLineItems [Line Items]
Share-based compensation expense	$ 258	$ 189
Reserve of share-based payments [member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	8,778	9,151
Share-based compensation expense	258	2,461
Transfer on exercise of options and other share-based awards	(619)	(2,834)
Ending balance, value	$ 8,417	$ 8,778